Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

20.Quarterly Financial Data (Unaudited)

The following is a summary of the quarterly results of operations:

(in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2017
Revenue	$4,835.9	$4,716.1	$4,941.6	$5,027.4
Cost of revenue	4,685.9	4,684.1	4,720.1	4,812.4
Earnings (loss) before taxes	93.4	(23.9)	165.4	151.5
Net earnings (loss)	77.4	(6.6)	112.9	80.8
Net earnings (loss) attributable to Fluor Corporation	60.6	(24.0)	94.5	60.3
Earnings (loss) per share
Basic	$0.43	$(0.17)	$0.68	$0.43
Diluted	0.43	(0.17)	0.67	0.43
Year ended December 31, 2016
Revenue	$4,423.9	$4,856.1	$4,766.9	$4,989.6
Cost of revenue	4,168.1	4,607.9	4,729.7	4,740.5
Earnings (loss) before taxes	189.2	181.4	(2.7)	178.7
Net earnings	119.0	120.0	17.4	71.0
Net earnings attributable to Fluor Corporation	104.3	101.8	4.8	70.5
Earnings per share
Basic	$0.75	$0.73	$0.03	$0.51
Diluted	0.74	0.72	0.03	0.50

Net earnings in the first, second and fourth quarters of 2017 were adversely affected by pre-tax charges totaling $25 million (or $0.11 per diluted share), $194 million (or $0.89 per diluted share), and $41 million (or $0.19 per diluted share), respectively, resulting from forecast revisions for estimated cost growth at three fixed-price, gas-fired power plant projects in the southeastern United States. Net earnings in the second, third and fourth quarters of 2017 were adversely affected by pre-tax charges totaling $6 million (or $0.03 per diluted share), $9 million (or $0.04 per diluted share), and $29 million (or $0.13 per diluted share), respectively, resulting from forecast revisions for estimated cost increases on a downstream project. Additionally, net earnings in the fourth quarter of 2017 were adversely affected by $37 million (or $0.27 per diluted share) related to the recently enacted tax reform legislation in the United States.

Net earnings in the second and third quarters of 2016 were adversely affected by pre-tax charges of $24 million (or $0.10 per diluted share) and $241 million (or $1.10 per diluted share), respectively, related to forecast revisions for estimated cost increases on a petrochemicals project in the United States.